Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Common Stocks - 71.8%
Aerospace & Defense - 2.5%
General Dynamics Corp.	7,255	$2,192,461
RTX Corp.	21,525	2,607,969
		4,800,430
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	12,590	1,716,521
Banks - 1.5%
JPMorgan Chase & Co.	13,225	2,788,624
Beverages - 1.3%
PepsiCo, Inc.	14,775	2,512,489
Biotechnology - 1.1%
AbbVie, Inc.	10,200	2,014,296
Building Products - 2.4%
Carlisle Cos., Inc.	4,840	2,176,790
Johnson Controls International PLC	30,100	2,336,061
		4,512,851
Capital Markets - 3.0%
Charles Schwab Corp. (The)	22,400	1,451,744
Morgan Stanley	15,100	1,574,024
Nasdaq, Inc.	35,625	2,600,981
		5,626,749
Chemicals - 5.2%
Air Products and Chemicals, Inc.	6,125	1,823,657
Ecolab, Inc.	8,540	2,180,518
Linde PLC	9,775	4,661,307
Sherwin-Williams Co. (The)	3,070	1,171,727
		9,837,209
Commercial Services & Supplies - 1.3%
Cintas Corp.	12,345	2,541,589
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	7
Consumer Staples Distribution & Retail - 2.7%
Casey's General Stores, Inc.	1,675	629,314
Target Corp.	10,350	1,613,151
Walmart, Inc.	36,075	2,913,056
		5,155,521
Electric Utilities - 0.7%
NextEra Energy, Inc.	16,400	1,386,292
Electrical Equipment - 1.1%
nVent Electric PLC	29,500	2,072,670
Financial Services - 2.0%
Visa, Inc., Class A	13,675	3,759,941
Food Products - 1.8%
McCormick & Co., Inc.	15,800	1,300,340
Mondelez International, Inc., Class A	28,025	2,064,602
		3,364,942
Ground Transportation - 0.6%
JB Hunt Transport Services, Inc.	6,150	1,059,830
Health Care Equipment & Supplies - 5.4%
Abbott Laboratories	21,749	2,479,603

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	10,565	$2,547,221
STERIS PLC	3,700	897,398
Stryker Corp.	12,225	4,416,404
		10,340,626
Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	7,360	4,303,245
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	9,175	2,793,879
Household Products - 2.2%
Colgate-Palmolive Co.	14,150	1,468,911
Procter & Gamble Co. (The)	15,900	2,753,880
		4,222,791
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	12,785	2,642,787
Insurance - 0.8%
Erie Indemnity Co., Class A	2,880	1,554,682
IT Services - 1.9%
Accenture PLC, Class A	10,325	3,649,681
Life Sciences Tools & Services - 1.9%
Danaher Corp.	6,190	1,720,944
West Pharmaceutical Services, Inc.	6,260	1,879,001
		3,599,945
Machinery - 1.5%
Donaldson Co., Inc.	11,830	871,871
Dover Corp.	9,875	1,893,432
		2,765,303
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	10,550	1,553,699
EOG Resources, Inc.	9,900	1,217,007
Exxon Mobil Corp.	10,410	1,220,260
		3,990,966
Pharmaceuticals - 1.2%
Johnson & Johnson	13,560	2,197,534
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	15,445	3,554,976
Broadcom, Inc.	19,325	3,333,562
Texas Instruments, Inc.	17,825	3,682,110
		10,570,648
Software - 9.8%
Microsoft Corp.	27,200	11,704,160
Oracle Corp.	10,750	1,831,800
Roper Technologies, Inc.	8,950	4,980,138
		18,516,098
Specialty Retail - 2.6%
Lowe's Cos., Inc.	9,700	2,627,245
Ross Stores, Inc.	16,020	2,411,170
		5,038,415

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	13,975	$3,256,175
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	11,550	1,021,020
Trading Companies & Distributors - 1.3%
WW Grainger, Inc.	2,350	2,441,204
Total Common Stocks
(Cost - $57,062,449)		136,054,960
Corporate Bonds and Notes - 10.2%
Advertising - 0.1%
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	$100,000	104,571
Aerospace & Defense - 0.2%
Boeing Co. (The)
5.15%, 5/1/30	150,000	150,266
3.65%, 3/1/47	100,000	69,758
Howmet Aerospace, Inc., 4.85%, 10/15/31	50,000	50,964
Transdigm, Inc., 6.00%, 1/15/33(a)	100,000	101,402
		372,390
Agriculture - 0.1%
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	208,988
Airlines - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	125,000	124,256
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	22,600	22,366
		146,622
Apparel - 0.1%
Tapestry, Inc., 7.05%, 11/27/25	150,000	152,962
Auto Manufacturers - 0.0%†
Hyundai Capital America, 5.35%, 3/19/29(a)	50,000	51,479
Banks - 2.5%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27(a),(b)	200,000	207,021
Banco Santander SA, 2.75%, 12/3/30	200,000	176,448
Bank of America Corp.
3.50%, 4/19/26	300,000	297,044
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	90,644
1.92%, (SOFR + 1.37%), 10/24/31(b)	200,000	172,167
5.47%, (SOFR + 1.65%), 1/23/35(b)	150,000	157,396
BNP Paribas SA, 2.82%, (3 Month TermSOFR + 1.37%), 11/19/25(a),(b)	200,000	199,234
BPCE SA, 2.05%, (SOFR + 1.09%), 10/19/27(a),(b)	250,000	237,026

	Shares/ Principal	Fair Value

Banks (continued)
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	$89,827
3.06%, (SOFR + 1.35%), 1/25/33(b)	200,000	178,522
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30(a),(b)	200,000	208,358
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	154,322
Goldman Sachs Group, Inc. (The)
1.95%, (SOFR + 0.91%), 10/21/27(b)	50,000	47,663
1.99%, (SOFR + 1.09%), 1/27/32(b)	300,000	256,423
2.38%, (SOFR + 1.25%), 7/21/32(b)	200,000	173,304
JPMorgan Chase & Co.
4.49%, (3 Month Term SOFR + 3.79%), 3/24/31(b)	400,000	401,707
5.34%, (SOFR + 1.62%), 1/23/35(b)	50,000	52,211
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29(b)	200,000	209,063
Morgan Stanley, 2.24%, (SOFR + 1.18%), 7/21/32(b)	500,000	430,062
PNC Financial Services Group, Inc. (The), 5.30%, (SOFR + 1.34%), 1/21/28(b)	50,000	51,156
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)	200,000	189,985
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29(b)	50,000	54,763
5.44%, (SOFR + 1.62%), 1/24/30(b)	100,000	103,443
US Bancorp, 5.73%, (SOFR + 1.43%), 10/21/26(b)	100,000	101,235
Wells Fargo & Co.
4.54%, (SOFR + 1.56%), 8/15/26(b)	100,000	99,819
5.20%, (SOFR + 1.50%), 1/23/30(b)	100,000	103,018
5.50%, (SOFR + 1.78%), 1/23/35(b)	250,000	261,627
		4,703,488
Beverages - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	100,272

Biotechnology - 0.3%
Amgen, Inc., 5.25%, 3/2/33	100,000	104,014
Biogen, Inc., 2.25%, 5/1/30	100,000	89,243
CSL Finance PLC, 4.25%, 4/27/32(a)	150,000	147,514
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	255,455
		596,226
Building Materials - 0.1%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 4/1/32(a)	100,000	103,684

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Building Materials (continued)
Owens Corning, 5.70%, 6/15/34	$100,000	$106,057
		209,741
Chemicals - 0.1%
Rain Carbon, Inc., 12.25%, 9/1/29(a)	100,000	108,013
Commercial Services - 0.1%
Ashtead Capital, Inc., 5.80%, 4/15/34(a)	200,000	208,812
Computers - 0.1%
Apple, Inc., 2.65%, 5/11/50	100,000	69,166
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	100,000	99,686
McAfee Corp., 7.38%, 2/15/30(a)	100,000	97,529
		266,381
Cosmetics & Personal Care - 0.1%
Estee Lauder Cos., Inc. (The), 4.65%, 5/15/33	150,000	151,595
Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	132,572
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(a)	100,000	106,676
StoneX Group, Inc., 7.88%, 3/1/31(a)	100,000	106,492
		345,740
Electric - 1.2%
Comision Federal de Electricidad, 3.35%, 2/9/31(a)	200,000	172,830
Constellation Energy Generation LLC, 6.13%, 1/15/34	50,000	54,834
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	94,721
DTE Energy Co., 4.88%, 6/1/28	150,000	153,101
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	109,960
Duke Energy Corp., 3.75%, 9/1/46	100,000	79,060
Duke Energy Ohio, Inc., 5.25%, 4/1/33	50,000	52,150
EDP Finance BV, 1.71%, 1/24/28(a)	200,000	183,958
Electricite de France SA, 5.70%, 5/23/28(a)	200,000	208,127
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	193,954
Exelon Corp., 4.05%, 4/15/30	200,000	196,767
Florida Power & Light Co., 4.63%, 5/15/30	100,000	102,510
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	50,000	50,210
Pacific Gas and Electric Co., 5.91%, (SOFR + 0.95%), 9/4/25(b)	200,000	200,062
Southern Co. (The), 3.70%, 4/30/30	50,000	48,280
Vistra Operations Co. LLC, 4.30%, 7/15/29(a)	300,000	294,105

	Shares/ Principal	Fair Value

Electric (continued)
Xcel Energy, Inc., 5.45%, 8/15/33	$150,000	$155,471
		2,350,100
Electrical Components & Equipments - 0.1%
WESCO Distribution, Inc., 6.63%, 3/15/32(a)	100,000	104,158
Electronics - 0.1%
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	100,000	104,445
Flex Ltd., 5.25%, 1/15/32	100,000	100,858
		205,303
Entertainment - 0.1%
Caesars Entertainment, Inc., 4.63%, 10/15/29(a)	100,000	95,110
SIX Flags Entertainment Corp. / SIX Flags Theme Parks, Inc., 6.63%, 5/1/32(a)	100,000	103,575
		198,685
Food - 0.2%
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl, 3.63%, 1/15/32	200,000	182,892
Kroger Co. (The), 4.70%, 8/15/26	100,000	100,644
Mondelez International, Inc., 4.75%, 8/28/34	150,000	150,984
		434,520
Healthcare-Products - 0.1%
Baxter International, Inc., 2.54%, 2/1/32	200,000	173,247
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	89,012
		262,259
Healthcare-Services - 0.4%
Centene Corp., 3.00%, 10/15/30	100,000	89,642
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	95,351
Elevance Health, Inc., 4.65%, 1/15/43	100,000	93,938
Icon Investments Six DAC, 6.00%, 5/8/34	200,000	212,505
IQVIA, Inc., 6.25%, 2/1/29	100,000	106,345
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	106,459
UnitedHealth Group, Inc., 5.15%, 7/15/34	100,000	104,237
		808,477
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/6/30(a)	100,000	102,911
AIA Group Ltd., 4.95%, 4/4/33(a)	200,000	204,173
Arch Capital Group Ltd., 3.64%, 6/30/50	50,000	38,798
Arthur J Gallagher & Co., 3.05%, 3/9/52	200,000	132,453

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Insurance (continued)
Corebridge Financial, Inc., 6.05%, 9/15/33	$150,000	$159,857
F&G Annuities & Life, Inc., 6.50%, 6/4/29	50,000	51,477
Metropolitan Life Global Funding I, 4.30%, 8/25/29(a)	150,000	150,399
RGA Global Funding, 5.50%, 1/11/31(a)	100,000	104,474
Sammons Financial Group, Inc., 6.88%, 4/15/34(a)	100,000	106,902
		1,051,444
Internet - 0.1%
Meta Platforms, Inc., 4.95%, 5/15/33	150,000	157,313
NetFlix, Inc., 4.90%, 8/15/34	100,000	103,335
		260,648
Lodging - 0.0%†
Marriott International, Inc./MD, 5.30%, 5/15/34	50,000	51,472
Machinery-Diversified - 0.1%
Esab Corp., 6.25%, 4/15/29(a)	100,000	102,714
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 4/1/31	200,000	170,936
4.40%, 4/1/33	100,000	91,385
Comcast Corp., 4.80%, 5/15/33	100,000	101,885
Fox Corp., 3.50%, 4/8/30	200,000	190,324
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	100,141
		654,671
Mining - 0.1%
Constellium SE, 6.38%, 8/15/32(a)	100,000	102,632
Miscellaneous Manufacturing - 0.1%
Eaton Corp., 4.15%, 3/15/33	100,000	98,604
Hillenbrand, Inc., 6.25%, 2/15/29	100,000	101,758
		200,362
Multi-National - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29(a)	200,000	185,692
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	195,500
		381,192
Oil & Gas - 0.5%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	189,598
BP Capital Markets America, Inc., 4.89%, 9/11/33	200,000	203,263
Canadian Natural Resources Ltd., 2.95%, 7/15/30	100,000	91,366
Matador Resources Co., 6.50%, 4/15/32(a)	100,000	99,845

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Petroleos Mexicanos, 6.63%, 6/15/35	$80,000	$65,332
Sunoco LP, 7.25%, 5/1/32(a)	100,000	106,004
Totalenergies Capital SA, 4.72%, 9/10/34	100,000	100,402
Vital Energy, Inc., 7.88%, 4/15/32(a)	100,000	96,880
		952,690
Packaging & Containers - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	44,941
Pharmaceuticals - 0.3%
AbbVie, Inc., 4.05%, 11/21/39	100,000	92,227
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	98,762
CVS Health Corp.
5.30%, 6/1/33	100,000	102,104
4.78%, 3/25/38	100,000	94,314
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	101,975
		489,382
Pipelines - 0.5%
Cheniere Energy, Inc., 5.65%, 4/15/34(a)	50,000	51,738
Energy Transfer LP
4.75%, 1/15/26	100,000	100,114
4.95%, 5/15/28	100,000	101,453
5.55%, 5/15/34	100,000	103,593
Enterprise Products Operating LLC, 3.13%, 7/31/29	100,000	95,430
MPLX LP, 5.50%, 6/1/34	100,000	102,665
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	200,000	202,554
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	99,628
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	100,000	93,601
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	47,238
		998,014
REITS - 0.4%
Healthcare Realty Holdings LP, 2.00%, 3/15/31	300,000	250,443
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	73,064
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29(a)	100,000	102,938
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32(a)	100,000	103,356
Simon Property Group LP, 3.25%, 9/13/49	200,000	145,173

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
REITS (continued)
VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26(a)	$100,000	$99,561
		774,535
Retail - 0.1%
FirstCash, Inc., 6.88%, 3/1/32(a)	100,000	102,922
Target Corp., 2.95%, 1/15/52	200,000	141,555
		244,477
Software - 0.1%
Fiserv, Inc., 2.65%, 6/1/30	150,000	136,579
Telecommunications - 0.4%
AT&T, Inc., 2.55%, 12/1/33	250,000	210,489
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	89,378
T-Mobile USA, Inc.
3.88%, 4/15/30	200,000	194,425
3.30%, 2/15/51	100,000	72,509
Verizon Communications, Inc., 2.36%, 3/15/32	150,000	129,034
		695,835
Transportation - 0.1%
Union Pacific Corp., 3.20%, 5/20/41	150,000	121,392
Total Corporate Bonds and Notes
(Cost - $19,640,254)		19,353,762
Agency Mortgage Backed Securities - 7.8%
Federal Home Loan Mortgage Corporation - 3.5%
Freddie Mac Pool
2.00%, 3/1/51	563,870	468,285
2.50%, 10/1/51	511,144	442,368
3.00%, 2/1/52	686,713	618,612
2.00%, 3/1/52	631,304	520,996
2.00%, 4/1/52	1,409,986	1,163,597
2.50%, 5/1/52	599,392	517,949
4.00%, 8/1/52	708,153	679,745
4.50%, 8/1/52	2,260,097	2,223,024
		6,634,576
Federal National Mortgage Association - 3.8%
Fannie Mae or Freddie Mac
0.02%, 10/1/54(c)	1,160,000	956,637
2.50%, 10/1/54(c)	1,270,000	1,094,184
3.50%, 10/1/54(c)	550,000	511,758
4.00%, 10/1/54(c)	530,000	508,531
5.00%, 10/1/54(c)	1,190,000	1,188,513
5.50%, 10/1/54(c)	1,740,000	1,759,303
Fannie Mae Pool
3.00%, 11/1/48	210,917	192,543
3.00%, 1/1/52	489,111	441,511
2.50%, 4/1/52	208,646	180,300

	Shares/ Principal	Fair Value
Federal National Mortgage Association (continued)
3.50%, 12/1/52	496,554	$463,167
		7,296,447
Government National Mortgage Association - 0.5%
Ginnie Mae, 5.00%, 10/20/54(c)	430,000	430,537
Ginnie Mae II Pool
2.00%, 7/20/52	259,181	219,733
2.50%, 7/20/52	264,519	232,980
		883,250
Total Agency Mortgage Backed Securities
(Cost - $14,957,129)		14,814,273
U.S. Treasury Securities and Agency Bonds - 4.0%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	112,168
U.S. Treasury Bond
1.13%, 5/15/40	$50,000	32,992
1.13%, 8/15/40	231,000	151,170
1.75%, 8/15/41	555,000	393,075
3.88%, 2/15/43	110,000	106,004
2.50%, 5/15/46(d)	915,000	688,752
2.25%, 8/15/46	645,000	461,150
2.75%, 8/15/47	150,000	116,900
2.75%, 11/15/47	319,000	248,035
3.13%, 5/15/48	100,000	82,941
3.00%, 8/15/48	330,000	267,261
2.88%, 5/15/49	300,000	236,473
1.25%, 5/15/50	980,000	523,534
2.38%, 5/15/51	449,000	316,317
1.88%, 11/15/51	740,000	460,188
3.63%, 5/15/53	180,000	163,575
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	642,024	629,679
U.S. Treasury Note
1.88%, 2/28/27	1,780,000	1,709,009
3.25%, 6/30/27	70,000	69,390
3.13%, 8/31/27	720,000	710,803
4.63%, 4/30/29	65,000	67,834
4.50%, 5/31/29	70,000	72,753
Total U.S. Treasury Securities and Agency Bonds
(Cost - $8,559,087)		7,620,003
Asset Backed and Commercial Backed Securities - 2.8%
Antares CLO 2018-1 Ltd., 7.19%, (3 Month Term SOFR + 1.91%), 4/20/31 (a),(b)	250,000	249,991

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Barings CLO 2018-4 Ltd., 6.45%, (3 Month Term SOFR + 1.15%), 10/15/30 (a),(b)	$233,640	$233,807
Benchmark 2023-V3 Mortgage Trust, 6.36%, 7/15/56 (e)	20,000	21,157
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)	2,424	2,411
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(e)	40,739	38,746
BX 2021-LBA3 Mortgage Trust, 6.11%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	128,126
BX Commercial Mortgage Trust 2021-VOLT, 6.16%, (1 Month Term SOFR + 1.06%), 9/15/36 (a),(b)	130,000	128,783
BX Trust 2022-IND, 6.59%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	159,155	159,042
Carlyle Global Market Strategies CLO 2015-4 Ltd., 6.50%, (3 Month Term SOFR + 1.22%), 7/20/32 (a),(b)	250,000	250,200
CFCRE Commercial Mortgage Trust 2016-C7, 3.84%, 12/10/54	50,000	48,878
CIFC Funding 2022-II Ltd., 6.60%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)	310,000	310,324
CIFC Funding Ltd., 6.85%, (3 Month Term SOFR + 1.52%), 4/22/37 (a),(b)	300,000	301,645
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(e)	16,001	15,108
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(e)	8,693	8,395
Citigroup Commercial Mortgage Trust, 2.45%, 7/10/49	30,896	30,597
COLT 2022-4 Mortgage Loan Trust, 4.30%, 3/25/67 (a),(e)	78,975	78,126
CSAIL 2015-C3 Commercial Mortgage Trust, 3.72%, 8/15/48	40,000	39,365
Dryden 97 CLO Ltd., 6.58%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)	250,000	250,187
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(e)	250,000	243,277
Ellington CLO III Ltd., 7.19%, (3 Month Term SOFR + 1.91%), 7/20/30 (a),(b)	87,374	87,456

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)	$137,913	$133,397
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.28%, (SOFR + 2.00%), 4/25/42 (a),(b)	56,394	56,953
Freddie Mac Structured Agency Credit Risk Debt Notes, 10.54%, (SOFR + 5.26%), 11/25/28 (b)	69,743	73,391
GS Mortgage Securities Trust 2016-Gs2, 3.05%, 5/10/49	30,000	29,203
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)	72,844	66,026
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	201,787	190,641
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(e)	183,949	164,836
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(e)	137,769	123,454
JP Morgan Mortgage Trust 2021-15, 2.50%, 6/25/52 (a),(e)	89,599	80,289
JPMBB Commercial Mortgage Securities Trust 2015-C31, 3.80%, 8/15/48	58,407	57,707
JPMBB Commercial Mortgage Securities Trust 2016-C1, 3.58%, 3/17/49	70,000	68,871
Madsion Park Funding XXIX Ltd., 6.46%, (3 Month Term SOFR + 1.18%), 10/18/30 (a),(b)	232,989	233,170
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(e)	63,796	62,280
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	239,893
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(e)	69,129	61,946
OCP CLO 2014-6 Ltd., 6.44%, (3 Month Term SOFR + 1.15%), 10/17/30 (a),(b)	163,501	163,581
Octagon Investment Partners 35 Ltd., 6.64%, (3 Month Term SOFR + 1.36%), 1/20/31 (a),(b)	500,000	499,005
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(e)	20,789	17,863
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(e)	132,507	117,718
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(e)	237,648	212,064
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(e)	5,001	4,950

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust 2015-C31, 3.70%, 11/15/48	$30,000	$29,620
Total Asset Backed and Commercial Backed Securities
(Cost - $5,466,027)		5,312,479
Mutual Funds - 0.9%
Debt Funds - 0.9%
Franklin Floating Rate Daily Access Fund (Cost - $1,562,400)	207,411	1,599,140
Municipal Bonds - 0.3%
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	225,000	210,920
Greenville City School District, 3.54%, 1/1/51	110,000	89,981
San Bernardino Community College District
2.69%, 8/1/41	250,000	191,085
2.86%, 8/1/49	150,000	105,022
Total Municipal Bonds
(Cost - $727,244)		597,008
Sovereign Debts - 0.2%
Panama Government International Bond, 3.75%, 4/17/26 (a)	70,000	68,327
Peruvian Government International Bond, 2.78%, 1/23/31	200,000	178,033
Total Sovereign Debts
(Cost - $279,335)		246,360
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	79
Short-Term Investments - 5.3%
Money Market Funds - 5.3%
Dreyfus Government Cash Management, 4.80%(f)	6,812,585	6,812,585
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(f)	3,283,038	3,283,038
Total Short-Term Investments
(Cost - $10,095,623)		10,095,623
Total Investments - 103.3%
(Cost - $118,351,693)		$195,693,687
Other Assets Less Liabilities - Net (3.3)%		(6,231,896)
Total Net Assets - 100.0%		$189,461,791

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2024, these securities amounted to $11,146,683 or 5.9% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	A portion of this investment, valued at $228,478, is held as collateral for derivative investments.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	1	12/19/2024	$114,281	$(187)
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	10	12/19/2024	1,182,969	(1,451)
U.S. Long Bond Future	J. P. Morgan Securities LLC	6	12/19/2024	745,125	1,125
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	2	12/19/2024	266,188	4,508

					3,995
Long Futures Contracts
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	15	12/31/2024	3,123,633	2,070
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$6,065

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	500,000	$21,548	$41	$21,507
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$21,548	$41	$21,507

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	B-	06/21/27	$75,000	$(195)	$(7,388)	$7,193
Citibank NA	CDX.NA.HY.43	Quarterly	Sell	5.00%	–	NR	12/20/29	600,000	(44,700)	(44,181)	(519)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(44,895)	$(51,569)	$6,674

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

NR	-	Not Rated

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/04/24	JP Morgan Chase Bank	17,000,000	JPY	115,247	USD	$3,667
10/04/24	JP Morgan Chase Bank	117,040	USD	17,000,000	JPY	(1,874)
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$1,793

JPY	-	Japanese Yen
USD	-	United States Dollar